Pioneer Fund
Schedule of Investments  |  September 30, 2023

A: PIODX	C: PCODX	K: PIOKX	R: PIORX	Y: PYODX

Schedule of Investments  |  9/30/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.3%
	Common Stocks — 98.9% of Net Assets
	Air Freight & Logistics — 0.1%
65,591	United Parcel Service, Inc., Class B	$ 10,223,669
	Total Air Freight & Logistics	$10,223,669

	Banks — 7.8%
8,257,721	Citizens Financial Group, Inc.	$ 221,306,923
7,917,949	Truist Financial Corp.	226,532,521
2,429,164	US Bancorp	80,308,162
	Total Banks	$528,147,606

	Biotechnology — 4.3%
147,406(a)	Regeneron Pharmaceuticals, Inc.	$ 121,309,242
485,989(a)	Vertex Pharmaceuticals, Inc.	168,997,815
	Total Biotechnology	$290,307,057

	Broadline Retail — 2.5%
1,322,348(a)	Amazon.com, Inc.	$ 168,096,878
	Total Broadline Retail	$168,096,878

	Capital Markets — 6.8%
1,142,892	CME Group, Inc.	$ 228,829,836
393,087	Goldman Sachs Group, Inc.	127,191,161
200,793	MSCI, Inc.	103,022,872
	Total Capital Markets	$459,043,869

	Communications Equipment — 1.6%
586,979(a)	Arista Networks, Inc.	$ 107,963,048
	Total Communications Equipment	$107,963,048

	Construction Materials — 5.5%
770,980	Martin Marietta Materials, Inc.	$ 316,471,870
281,892	Vulcan Materials Co.	56,947,822
	Total Construction Materials	$373,419,692

	Consumer Staples Distribution & Retail — 5.1%
2,550,035(a)	BJ's Wholesale Club Holdings, Inc.	$ 181,995,998
293,165	Costco Wholesale Corp.	165,626,498
	Total Consumer Staples Distribution & Retail	$347,622,496

	Electrical Equipment — 1.6%
385,866	Rockwell Automation, Inc.	$ 110,307,513
	Total Electrical Equipment	$110,307,513

1Pioneer Fund |  | 9/30/23

Shares		Value
	Entertainment — 3.9%
1,211,353	Electronic Arts, Inc.	$ 145,846,901
1,405,727(a)	Live Nation Entertainment, Inc.	116,731,570
	Total Entertainment	$262,578,471

	Financial Services — 2.0%
447,460	Jack Henry & Associates, Inc.	$ 67,629,104
285,694	Visa, Inc., Class A	65,712,477
	Total Financial Services	$133,341,581

	Ground Transportation — 0.5%
180,242	Union Pacific Corp.	$ 36,702,678
	Total Ground Transportation	$36,702,678

	Hotels, Restaurants & Leisure — 1.8%
2,548,932(a)	Planet Fitness, Inc., Class A	$ 125,356,476
	Total Hotels, Restaurants & Leisure	$125,356,476

	Interactive Media & Services — 6.2%
3,203,414(a)	Alphabet, Inc., Class A	$ 419,198,756
	Total Interactive Media & Services	$419,198,756

	IT Services — 4.9%
471,587	Accenture Plc, Class A	$ 144,829,084
1,084,165(a)	Akamai Technologies, Inc.	115,506,939
513,884	International Business Machines Corp.	72,097,925
	Total IT Services	$332,433,948

	Life Sciences Tools & Services — 1.9%
397,871	Danaher Corp.	$ 98,711,795
60,224	Thermo Fisher Scientific, Inc.	30,483,582
	Total Life Sciences Tools & Services	$129,195,377

	Machinery — 3.7%
917,644	Caterpillar, Inc.	$ 250,516,812
	Total Machinery	$250,516,812

	Metals & Mining — 6.4%
6,344,330	Freeport-McMoRan, Inc.	$ 236,580,066
4,646,218	Teck Resources, Ltd., Class B	200,205,533
	Total Metals & Mining	$436,785,599

	Oil, Gas & Consumable Fuels — 4.9%
1,418,984	Chevron Corp.	$ 239,269,082
751,014	EOG Resources, Inc.	95,198,535
	Total Oil, Gas & Consumable Fuels	$334,467,617

Pioneer Fund |  | 9/30/232

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Shares		Value
	Pharmaceuticals — 1.7%
221,053	Eli Lilly & Co.	$ 118,734,198
	Total Pharmaceuticals	$118,734,198

	Semiconductors & Semiconductor Equipment — 9.2%
813,888(a)	Advanced Micro Devices, Inc.	$ 83,683,964
256,359	KLA Corp.	117,581,619
98,854	Lam Research Corp.	61,958,722
824,142	NVIDIA Corp.	358,493,528
	Total Semiconductors & Semiconductor Equipment	$621,717,833

	Software — 7.4%
150,264(a)	Adobe, Inc.	$ 76,619,614
1,346,288	Microsoft Corp.	425,090,436
	Total Software	$501,710,050

	Specialty Retail — 2.8%
622,399	Home Depot, Inc.	$ 188,064,082
	Total Specialty Retail	$188,064,082

	Technology Hardware, Storage & Peripherals — 6.3%
2,488,907	Apple, Inc.	$ 426,125,768
	Total Technology Hardware, Storage & Peripherals	$426,125,768

	Total Common Stocks (Cost $4,941,195,982)	$6,712,061,074

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 1.2% of Net Assets
84,000,000(b)	U.S. Treasury Bills, 10/3/23	$ 83,987,723
	Total U.S. Government and Agency Obligations (Cost $83,975,588)	$83,987,723

3Pioneer Fund |  | 9/30/23

Shares		Value
	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
12,829,619(c)	Dreyfus Government Cash Management, Institutional Shares, 5.22%	$ 12,829,619
		$12,829,619

	TOTAL SHORT TERM INVESTMENTS (Cost $12,829,619)	$12,829,619

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.3% (Cost $5,038,001,189)	$6,808,878,416
	OTHER ASSETS AND LIABILITIES — (0.3)%	$(20,819,274)
	net assets — 100.0%	$6,788,059,142

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2023.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$6,712,061,074	$—	$—	$6,712,061,074
U.S. Government and Agency Obligations	—	83,987,723	—	83,987,723
Open-End Fund	12,829,619	—	—	12,829,619
Total Investments in Securities	$6,724,890,693	$83,987,723	$—	$6,808,878,416
During the period ended September 30, 2023, there were no transfers in or out of Level 3.
Pioneer Fund |  | 9/30/234